Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2020 and 2019.

Financial assets	31/12/20	31/12/19
Financial assets measured at amortised cost
Other non-current receivables	3,364	4,519
Trade receivables	33,934	29,187
Other current receivables	9,833	7,723
Cash and cash equivalents	48,187	39,799
Total (a)	95,318	81,228
Financial assets measured at fair value
Forward exchange contracts	112	145
Total (b)	112	145
Total financial assets (a+b)	95,430	81,373

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 29, respectively.

Financial liabilities	31/12/20	31/12/19
Financial liabilities measured at amortised cost
Long-term borrowings	16,426	18,412
Lease liabilities	53,593	57,367
Bank overdrafts and short-term borrowings	30,812	24,170
Trade payables	74,263	68,476
Other payables	28,269	22,049
Total (a)	203,363	190,474
Financial liabilities measured at fair value
Forward exchange contracts	253	772
Total (b)	253	772
Total financial liabilities (a+b)	203,616	191,246

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2020 and 2019, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/20		31/12/19
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	112	112	145	145
Financial liabilities
Floating-rate borrowings	6,915	6,999	9,232	9,322
Fixed rate borrowings	9,511	10,433	9,180	10,256
Total long-term borrowings	16,426	17,432	18,412	19,578
Forward exchange contracts	253	253	772	772

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2020, 2019 and 2018 are related mainly to trade receivables and are as follows:

	2020	2019	2018
Impairment loss on trade receivables	1,802	2,389	745

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2020 and 2019, insured and non-insured trade receivables are as follows:

	31/12/20	31/12/19
Insured trade receivables	21,468	10,663
Non-insured trade receivables	20,347	27,223
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Net trade receivables	33,934	29,187

Summary of Trade Receivables Past Due

As at December 31, 2020 and 2019 the ageing of trade receivables is as follows:

	31/12/20	31/12/19
Current (not past due)	28,919	15,179
From 1 to 29 days past due	3,877	8,570
From 30 to 60 days past due	1,105	1,298
From 61 to 90 days past due	347	2,531
More than 90 days past due	7,567	10,308
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Net trade receivables	33,934	29,187

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2020 and 2019, further to the adoption of IFRS 9.

December 31, 2020

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	9,480	264	24	239	10,007
Trade receivables subject to specific valuation					31,808
Total gross carrying amount					41,815
Default rate	0.56%	5.79%	13.08%	100.00%
Expected credit loss	53	15	3	239	310

December 31, 2019

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	4,936	387	—	309	5,632
Trade receivables subject to specific valuation					32,524
Total gross carrying amount					37,886
Default rate	0.13%	1.42%	3.83%	27.07%	—
Expected credit loss	6	5	—	84	95

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2020 and 2019. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2020

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	587	7,015	2,642	5,663	2,459	18,366
Lease liabilities	1,844	11,195	11,503	23,958	14,154	62,654
Bank overdrafts and short-term borrowings	30,812	—	—	—	—	30,812
Trade and other payables	28,269	74,263	—	—	—	102,532
Losses on derivative financial instruments	253	—	—	—	—	253
Total financial liabilities	61,765	92,473	14,145	29,621	16,613	214,617

December 31, 2019

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	512	4,222	6,568	5,389	3,525	20,216
Lease liabilities	3,341	10,587	9,972	26,568	17,760	68,228
Bank overdrafts and short-term borrowings	24,170	—	—	—	—	24,170
Trade and other payables	22,049	68,476	—	—	—	90,525
Losses on derivative financial instruments	772	—	—	—	—	772
Total financial liabilities	50,844	83,285	16,540	31,957	21,285	203,911

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2020	+45	(38)
December 31, 2020	-45	38
December 31, 2019	+45	(51)
December 31, 2019	-45	51
December 31, 2018	+45	(71)
December 31, 2018	-45	71

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2020	+5%	2,161
December 31, 2020	-5%	(2,447)
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)
December 31, 2018	+5%	2,776
December 31, 2018	-5%	(3,183)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2020 and 2019 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/20	31/12/19
Trade receivables	26,269	19,807
Cash and cash equivalents	44,611	36,031
Total financial assets	70,880	55,838

Financial liabilities	31/12/20	31/12/19
Long-term borrowings	692	—
Lease liabilities	35,927	38,844
Bank overdraft and short-term borrowings	18,547	253
Trade payables	28,064	26,065
Total financial liabilities	83,230	65,162

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2020 and 2019, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2020

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	26,464	35,295	(8,831)
Chinese Yuan	21,047	15,999	5,048
British pounds	13,110	16,845	(3,735)
Brazilian Reais	3,753	2,173	1,580
Canadian dollars	1,693	88	1,605
Romanian Leu	901	7,090	(6,189)
Mexican pesos	797	1,166	(369)
Other	3,115	4,574	(1,459)
Total	70,880	83,230	(12,350)

December 31, 2019

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
Chinese Yuan	20,592	12,071	8,521
U.S. dollars	15,524	26,995	(11,471)
British pounds	5,984	12,482	(6,498)
Brazilian Reais	5,975	2,012	3,963
Canadian dollars	3,758	124	3,634
Mexican pesos	984	910	74
Romanian Leu	528	6,673	(6,145)
Other	2,493	3,895	(1,402)
Total	55,838	65,162	(9,324)

Summary of Changes in Liabilities Arising from Financing Activities

The following tables show the changes in financial liabilities arising from financing activities for the three years ended December 31, 2020, 2019 and 2018.

December 31, 2020

	Jan. 1, 2020	Cash flows	Changes in fair value	Other changes	Dec. 31, 2020
Long-term borrowings	18,412	(1,800)	—	(186)	16,426
Lease liabilities	57,367	(9,907)	—	6,133	53,593
Short-term borrowings	22,196	6,518	—	(13)	28,701
Bank overdrafts	1,974	137	—	—	2,111
Total liabilities from financing activities	99,949	(5,052)	—	5,934	100,831

December 31, 2019

	Jan. 1, 2019	Cash flows	Changes in fair value	Other changes	Dec. 31, 2019
Long-term borrowings	20,943	(1,365)	—	(1,166)	18,412
Lease liabilities	56,758	(11,960)	—	12,569	57,367
Short-term borrowings	33,386	(11,190)	—	—	22,196
Bank overdrafts	1,762	212	—	—	1,974
Total liabilities from financing activities	112,849	(24,303)	—	11,403	99,949

December 31, 2018

	Jan. 1, 2018	Cash flows	Changes in fair value	Dec. 31, 2018
Long-term borrowings	25,717	(4,774)	—	20,943
Short-term borrowings	25,967	7,419	—	33,386
Bank overdrafts	—	1,762	—	1,762
Total liabilities from financing activities	51,684	4,407	—	56,091